N-2	6 Months Ended
May 31, 2026
Cover [Abstract]
Entity Central Index Key	0001506488
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	NXG NextGen Infrastructure Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	May 31, 2026